UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2011

Check here if Amendment [  ]; Amendment Number: ______
This Amendment (Check only one.): [  ] is a restatement.
[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    ClearStream Investments, LLC
               -----------------------------------------
Address:    One State Street, Suite 1050
               --------------------------------
                   Boston, MA  02109
	   --------------------------------
Form 13F File Number:    28-13843
                                 --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Joseph McDermott
Title:   Chief Compliance Officer
Phone:  (617) 517-4010

Signature, Place, and Date of Signing:

    /s/ Joseph McDermott         Boston, MA           May 13, 2011
        [Signature]             [City, State]            [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:        None
                                     -----------------------
Form 13F Information Table Entry Total:      12
                                     -----------------------
Form 13F Information Table Value Total:     400,311
                                     -----------------------
                                           (thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
    None

Column 1			Column 2		Column 3	Column 4	Column 5			Column 6	Column 7	Column 8
Name of Issuer			Title of Class		CUSIP		Value		SHRS OR	SH/PRN	PUT/CALL	Investment	Other		Voting Authority
									(x$1000)	PRN AMT				Discretion	Managers	Sole	Shared	None
SPDR GOLD TRUST			GOLD SHS		78463V 10 7   	18264.3174	130590	SH			SOLE		N/A				130590
ISHARES TR 			RUSSELL 2000 		464287 65 5	31915.24392	379176	SH			SOLE		N/A				379176
SPDR SERIES TRUST		BRCLYS YLD ETF		78464A 41 7	21124.0194	524690	SH			SOLE		N/A				524690
SELECT SECTOR SPDR TR		SBI INT-ENERGY		81369Y 50 6	27005.264	338624	SH			SOLE		N/A				338624
ISHARES TR			MSCI EAFE INDEX		464287 46 5	35007.65472	582684	SH			SOLE		N/A				582684
ISHARES TR			MSCI EMERG MKT		464287 23 4	51923.88152	1066856	SH			SOLE		N/A				1066856
VANGUARD INTL EQUITY INDEX F	MSCI EMR MKT ETF	922042 85 8	98490.2391	2012058	SH			SOLE		N/A				2012058
VANGUARD INDEX FDS		REIT ETF		922908 55 3	21557.889	368700	SH			SOLE		N/A				368700
ISHARES TR			BARCLYS 20+ YR		464287 43 2	30863.45787	334999	SH			SOLE		N/A				334999
ISHARES TR			HIGH YLD CORP		464288 51 3	21125.25545	231155	SH			SOLE		N/A				231155
SPDR S&P MIDCAP 400 ETF TR	UTSER1 S&PDCRP		78467Y 10 7	21607.94475	120345	SH			SOLE		N/A				120345
ISHARES TR			RUSSELL1000GRW		464287 61 4	21425.42805	354315	SH			SOLE		N/A				354315